TAXATION (Tables)	12 Months Ended
Dec. 31, 2014
TAXATION
Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate

	Years ended December 31,
	2012	2013	2014
PRC statutory tax rate	25.0%	25.0%	25.0%
Tax effect of other expenses that are not deductible in determining taxable profit	0.4%	2.5%	(1.1)%
Effect of different tax rate of group entity operating in other jurisdictions	7.0%	3.5%	(94.5)%
Effect of tax holidays granted to PRC subsidiaries, deferred income tax impact	(2.8)%	(8.5)%	42.5%
Effect of tax holidays granted to PRC subsidiaries, current income tax impact	(13.9)%	(13.7)%	60.5%
Effect of additional research and development of new technology, products, and processes ("R&D") deduction	(3.5)%	(1.8)%	20.9%
Effect of valuation allowance	1.4%	1.3%	(30.1)%
Withholding tax on undistributed earnings	—	21.8	120.4%
Effect of adjustment of prior year tax benefit	(26.0)%	(9.6)%	28.5%

Effective tax rate	(12.4)%	20.5%	172.1%

Schedule of principal components of the Group's deferred income tax assets and liabilities

	December 31,
	2013	2014
Deferred tax assets:
Deferred revenue and advance from customers	$2,738,502	$3,413,330
Payroll payable and accrued expenses	639,491	890,948
Net operating losses	475,471	923,494
Advertising expenses	356,419	928,032
Other	292,192	422,975

Gross deferred tax assets:	$4,502,075	$6,578,779
Valuation allowances	(335,987)	(705,962)
Net deferred tax assets	$4,166,088	$5,872,817

Deferred tax liabilities:
U.S. GAAP related and amortization of intangible assets	229,540	698,800
Undistributed retained earnings of VIE	1,528,594	—

Net deferred tax liabilities	$1,758,134	$698,800

Deferred tax assets are analyzed as:
Current	$4,166,088	$5,872,817
Non-Current	—	—

	$4,166,088	$5,872,817

Deferred tax liabilities are analyzed as:
Current	$1,758,134	$698,800
Non-Current	—	—

	$1,758,134	$698,800